SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Net income	$ 5,105	$ 5,195
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	2,902	1,840
Fair value changes	1,396	977
Depreciation and amortization	9,075	7,683
Deferred income taxes	897	(191)
Realized disposition gains in fair value changes or equity	634	903
Less: NCI on above items	(12,550)	(10,495)
Less: Real Estate segment disposition gains	(256)	42
Add: Real Estate segment adjustment and other, net	4,566	2,670
Total segment measures of profit and loss	$ 9,975	$ 9,006